Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 29, 2013
AdvisorShares International Gold ETF (Prospectus Summary) | AdvisorShares International Gold ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES INTERNATIONAL GOLD ETF (NYSE Arca Ticker: GLDE )
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Gold ETF (the “Fund”) seeks to provide positive absolute returns by investing in exchange-traded products that provide diversified exposure to the international gold market.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily taking long positions in other exchange-traded funds (the “Underlying ETFs”) that offer diversified exposure to the international gold market. Treesdale Partners, LLC (the “Sub-Advisor”) will seek, as appropriate, to maintain a balanced allocation of the Fund’s assets in each of the Underlying ETFs, which may be both affiliated or unaffiliated with the Fund. The affiliated Underlying ETFs are the Gartman Gold/Yen ETF, Gartman Gold/British Pound ETF, and Gartman Gold/Euro ETF (the “Affiliated ETFs”). The Fund will also invest a proportion of its assets in one or more unaffiliated closed-end funds, Underlying ETFs, exchange-traded notes (“ETNs”), and/or other exchange-traded products (collectively, with closed-end funds, Underlying ETFs, and ETNs, “ETPs”) to gain additional exposure to the international gold market.

In determining the Fund’s investment allocation, the Sub-Advisor will follow a proprietary investment process to assess the relative value of gold versus each of the currencies represented in the ETPs. In general, if the Sub-Advisor determines that the price of gold versus a particular currency offers an expected return that exceeds that offered by gold versus other currencies, the ETP that offers that exposure, all things being equal, will receive a larger allocation of the Fund’s assets for investment. While the Sub-Advisor will actively determine the allocation of the Fund’s investments among ETPs, the value of these investments may change on any day due to market fluctuations thus altering such allocation.

The Sub-Advisor will also consider the relative price volatility of gold versus each of the currencies represented within an ETP in making allocation decisions. In general, the higher the volatility of the price of gold versus a particular currency (defined as the standard deviation of historical daily returns), the lower the allocation of capital to that ETP.

Periodically, the Sub-Advisor may decide to purchase downside market protection to hedge against the risk of a large downward movement in the price of gold, based on a proprietary assessment of the expected return from holding gold over a time horizon of generally no more than ninety (90) days. The Sub-Advisor may implement this portion of its investment strategy by employing a number of option-based strategies using U.S. listed equity options with maturities of no more than 90 days. The Sub-Advisor may pay a premium to buy a put option tied to the price of gold, which should rise in value when the price of gold declines, thus protecting the value of the Fund in the event of a large downward movement in the price of gold. The Sub-Advisor also may employ a strategy of buying a put option tied to the price of gold and simultaneously selling a call option tied to the price of gold, known as a “collar” hedging strategy. Both options should increase in value as the price of gold declines, while the combination of the put and call options is intended to reduce the premium cost of the hedge transaction. However, writing gold options may limit the potential profit the Fund would earn if the price of gold rises. Regardless of the option-based strategy employed, the Sub-Advisor will not utilize any strategy in which the value of the options sold exceeds the value of the Fund’s portfolio investments thereby limiting the potential losses to the Fund.

The Sub-Advisor will utilize this option strategy only as a means to hedge its long position in gold.

In managing the Fund, the Sub-Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the Affiliated ETFs and ETP markets, in an effort to ensure best execution and minimize potential market disruption.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of Underlying ETPs and the allocation of assets among such Underlying ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Closed End Fund Risk. Secondary market trading prices of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the net asset value of the closed-end fund.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Gold Risk. Through its investments in ETPs, the Fund will have exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Fund. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund’s portfolio holdings.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Options Risk. Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying security or reference asset that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the security or reference asset underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss.

Portfolio Turnover Risk. The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, unless certain relief provisions are available.

Trading Risk. Shares may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

Underlying ETP Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with such investment vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an Underlying ETP could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the Underlying ETPs and their exposure to various security types, currencies, market sectors and geographic regions.

Commodity Risk. Because certain of the Underlying ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such Underlying ETPs. An Underlying ETP’s investment in commodities or commodity-linked derivative instruments may subject the Underlying ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit Risk. Certain of the Underlying ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the Underlying ETP’s share price to fall. The Underlying ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

Derivatives Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, improper valuation, and counterparty risk. To the extent an Underlying ETF invests in, or an ETP is exposed to, derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments.

Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fixed Income Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the Underlying ETP to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain of the Underlying ETPs may not hedge against the risk of currency exchange rate fluctuations, while other Underlying ETPs may if there is volatility in currency exchange rates.

Foreign Securities Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Interest Rate Risk. An Underlying ETF’s investments in, or an ETP’s exposure to, fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETF’s or ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETF’s or ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETF or issuer of an ETP anticipates interest rate trends imprecisely, the Underlying ETF or ETP could miss yield opportunities or its share price could fall.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares International Gold ETF (Prospectus Summary) | AdvisorShares International Gold ETF | AdvisorShares International Gold ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.80%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.14%	[1]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[1],[2]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	1.52%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480

[1]	Because the Fund is new, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	As a shareholder in certain Underlying ETFs (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" do not reflect the operating expenses of exchange-traded products in which the Fund invests that are not investment companies, including exchange-traded notes and exchange-traded pooled investment vehicles not registered pursuant to the Investment Company Act of 1940, as amended (the "1940 Act").
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights (and the Fund's financial statements) because the financial highlights include only the Fund's direct operating expenses and do not include Acquired Fund Fees and Expenses.